Significant Accounting Policies (Details) - USD ($)						9 Months Ended		12 Months Ended
	Oct. 02, 2026	May 15, 2026	May 01, 2026	Dec. 18, 2025	Sep. 18, 2025	Aug. 31, 2026	Aug. 31, 2025	Nov. 30, 2025	Nov. 30, 2024
Significant Accounting Policies [Line Items]
Cash						$ 1,522		$ 432
Notes receivable						255,000
Assets held in the trust account						235,645,815		0
Federal depository insurance corporation limit amount						250,000		$ 250,000
Exercisable ordinary shares						2,357,000
Payment received on notes receivable						255,000
Accrued interest
Note receivable principal outstandings						255,000
Allowance for notes receivable
Subsequent Event [Member]
Significant Accounting Policies [Line Items]
Remaining uncollected of note receivables	$ 105,000
Payment received on notes receivable	150,000
Note receivable principal outstandings	$ 150,000
Electra [Member]
Significant Accounting Policies [Line Items]
Promissory notes		$ 105,000	$ 150,000
Maturity date		Jun. 15, 2026	May 15, 2026
Percentage of bear interest rate						18.00%
Initial Public Offering [Member]
Significant Accounting Policies [Line Items]
Units issued				23,000,000
Initial Public Offering [Member] | Subsequent Event [Member]
Significant Accounting Policies [Line Items]
Units issued				23,000,000
Over-Allotment Option [Member]
Significant Accounting Policies [Line Items]
Number of shares subject to forfeiture					750,000			750,000
Units issued				3,000,000
Over-Allotment Option [Member] | Subsequent Event [Member]
Significant Accounting Policies [Line Items]
Units issued				3,000,000